Note 1 - The Company and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – The Company and Description of Business

We are a biotechnology company focused on advancing early and late-stage innovative therapies for critical conditions and diseases. Our portfolio of product candidates includes istaroxime, a Phase 2 candidate that inhibits the sodium-potassium ATPase and also activates sarco endoplasmic reticulum Ca2+ -ATPase 2a, or SERCA2a, for acute heart failure and/or associated cardiogenic shock; preclinical SERCA2a activators for heart failure; rostafuroxin for the treatment of hypertension in patients with a specific genetic profile; and a preclinical atypical protein kinase C iota, or aPKCi, inhibitor (topical and oral formulations), being developed for potential application in rare and broad oncology indications. We also have a licensing business model with partnership out-licenses currently in place.

In addition, in January 2025, we launched a new corporate strategy to become a revenue generating biotech company through acquisitions of small companies and their FDA-approved products while the Company continues to progress its cardiovascular and oncology development pipeline. The Company will seek acquisition targets to achieve the Company’s new corporate strategy. To capitalize on this opportunity, we plan to become a parent company acquiring strategic subsidiaries utilizing equity and debt. The number of deals, if any, over time will depend upon the valuation and growth potential of the subsidiary companies.

On July 16, 2025, we announced our launch of a crypto treasury strategy utilizing the native token of the BNB chain commonly referred to as “BNB,” including a $60 million securities purchase agreement led by Build and Build, Corp. with the potential for up $200 million of total subscriptions. For additional details, refer to Note 19 - Subsequent Events.

Our lead product candidate, istaroxime, is a first-in-class, dual-mechanism agent being developed to increase blood pressure and improve cardiac function in patients with cardiogenic shock and to improve cardiac function in patients with acute heart failure, or AHF, and reverse the hypotension and hypoperfusion associated with heart failure that deteriorates to cardiogenic shock. Istaroxime demonstrated significant improvement in both systolic and diastolic aspects of cardiac function and was generally well tolerated in four Phase 2 clinical trials and has been granted Fast Track designation for the treatment of AHF by the U.S. Food and Drug Administration, or FDA. Based on the profile observed in our Phase 2 clinical studies in AHF, where istaroxime significantly improved cardiac function and systolic blood pressure, or SBP, in acute decompensated heart failure patients and had a favorable renal profile, we initiated a Phase 2 global clinical study, or the SEISMiC Study, to evaluate istaroxime for the treatment of early cardiogenic shock (Society for Cardiovascular Angiography and Interventions, or SCAI, Stage B shock), a severe form of AHF characterized by very low blood pressure and risk for hypoperfusion to critical organs and mortality. In April 2022, we announced our observations in the SEISMiC Study that istaroxime rapidly and significantly increased SBP while also improving cardiac function and preserving renal function. We believe that istaroxime has the potential to fulfill an unmet need in early and potentially more severe cardiogenic shock. We further believe that the data from the SEISMiC Study supports continued development in both cardiogenic shock and AHF. In September 2024, we announced positive topline results from our Phase 2b SEISMiC Extension Study, or the SEISMiC Extension, which demonstrated that istaroxime infused intravenously significantly improves cardiac function and blood pressure without increasing heart rate or clinically significant cardiac rhythm disturbances. Additionally, we initiated a study in more severe SCAI Stage C cardiogenic shock, or the SEISMiC C Study, to evaluate the safety and efficacy of istaroxime in cardiogenic shock patients who are also receiving standard of care rescue therapy for shock. The SEISMiC C Study was planned to enroll up to 100 subjects with SCAI Stage C cardiogenic shock. A planned unblinded review of the data from the first 20 subjects occurred in July 2025. The review of the preliminary interim data suggests that the responses to istaroxime in SCAI Stage C patients, many of whom were also treated with currently available inotropes and vasopressors, is similar to that seen in our previous clinical trials. Because our ability to complete this study with its intended sample size is dependent upon our ability to secure adequate resourcing for the program through financing efforts or business development activities we have decided to terminate the SEISMiC C clinical trial and pursue further development with istaroxime in the much larger market of less severe patients with acute decompensated heart failure with our licensing partner, Lee’s Pharmaceutical (HK) Ltd., who is planning a global phase 3 study in that indication.

Our heart failure cardiovascular portfolio also includes other SERCA2a activators. One family of compounds has the dual mechanism of action that includes inhibition of the sodium-potassium ATPase as well as activation of SERCA2a. The other family of compounds are considered selective SERCA2a activators and are devoid of activity against the sodium-potassium ATPase. This research program is evaluating these preclinical product candidates, including oral and intravenous SERCA2a activator heart failure compounds. These candidates would potentially be developed for both acute decompensated and chronic out-patient heart failure. In addition, our cardiovascular drug product candidates include rostafuroxin, a novel product candidate for the treatment of hypertension in patients with a specific genetic profile. We are pursuing potential licensing arrangements and/or other strategic partnerships and do not intend to advance the development of rostafuroxin without securing such an arrangement or partnership.

Our cardiovascular assets and programs are associated with a regional licensed partnership with Lee’s Pharmaceutical (HK) Ltd., or Lee’s (HK), for the development and commercialization of our product candidate, istaroxime, in Greater China. In addition to istaroxime, the agreement also licenses our preclinical next-generation dual mechanism SERCA2a activators, and rostafuroxin. In addition, we are supporting the efforts of Lee’s (HK) in starting a Phase 3 trial in AHF with istaroxime.

On April 2, 2024, we entered into an Asset Purchase Agreement, or the Asset Purchase Agreement, with Varian Biopharmaceuticals, Inc., or Varian. Pursuant to the Asset Purchase Agreement, we purchased all of the assets of Varian’s business associated with a license agreement, dated as of July 5, 2019, by and between Varian and Cancer Research Technology Limited, or the License Agreement, which includes the License Agreement, all rights in molecules and compounds subject to the License Agreement, know-how and inventory of drug substance, or the Transferred Assets. The Transferred Assets include a novel, potential high-potency, specific, aPKCi inhibitor with possible broad use in oncology as well as certain rare malignant diseases. The asset platform includes two formulations (topical and oral) of an aPKCi inhibitor. We plan to advance investigational new drug, or IND, enabling activities and are in the process of determining the expected clinical development plan for the platform.

The reader is referred to, and encouraged to read in its entirety, “Item 1 – Business” in our Annual Report on Form 10-K for the year ended December 31, 2024 that we filed with the Securities and Exchange Commission, or the SEC, on April 15, 2025, which contains a discussion of our business and business plans, as well as information concerning our proprietary technologies and our current and planned development programs.

Note 1 – The Company and Description of Business

We are a biotechnology company focused on advancing early and late-stage innovative therapies for critical conditions and diseases. Our portfolio of product candidates includes istaroxime, a Phase 2 candidate that inhibits the sodium-potassium ATPase and also activates sarco endoplasmic reticulum Ca2+ -ATPase 2a, or SERCA2a, for acute heart failure and/or associated cardiogenic shock; preclinical SERCA2a activators for heart failure; rostafuroxin for the treatment of hypertension in patients with a specific genetic profile; and a preclinical atypical protein kinase C iota, or aPKCi, inhibitor (topical and oral formulations), being developed for potential application in rare and broad oncology indications. We also have a licensing business model with partnership out-licenses currently in place.

In addition, in January 2025, we launched a new corporate strategy to become a revenue generating biotech company through acquisitions of small companies and their FDA-approved products while the Company continues to progress its cardiovascular and oncology development pipeline. The Company will seek acquisition targets to achieve the Company’s new corporate strategy. We believe there is an opportunity in the market: the acquisition of small companies with FDA-approved products from the many small biotech companies that struggle to maximize their commercialization potential. To capitalize on this opportunity, we plan to become a parent company acquiring strategic subsidiaries with FDA-approved products. The Company’s management team has commercialization expertise in both large pharmaceutical and small biotech companies across multiple therapeutic areas, potentially enabling them to leverage synergies and optimize commercial performance across future subsidiaries. The Company will seek to use equity to acquire subsidiaries. The number of deals, if any, over time will depend upon the valuation and growth potential of the subsidiary companies.

Our lead product candidate, istaroxime, is a first-in-class, dual-mechanism agent being developed to increase blood pressure and improve cardiac function in patients with cardiogenic shock and to improve cardiac function in patients with acute heart failure, or AHF, and reverse the hypotension and hypoperfusion associated with heart failure that deteriorates to cardiogenic shock. Istaroxime demonstrated significant improvement in both systolic and diastolic aspects of cardiac function and was generally well tolerated in four Phase 2 clinical trials. Istaroxime has been granted Fast Track designation for the treatment of AHF by the U.S. Food and Drug Administration, or FDA. Based on the profile observed in our Phase 2 clinical studies in AHF, where istaroxime significantly improved cardiac function and systolic blood pressure, or SBP, in acute decompensated heart failure patients and had a favorable renal profile, we initiated a Phase 2 global clinical study, or the SEISMiC Study, to evaluate istaroxime for the treatment of early cardiogenic shock (Society for Cardiovascular Angiography and Interventions, or SCAI, Stage B shock), a severe form of AHF characterized by very low blood pressure and risk for hypoperfusion to critical organs and mortality. In April 2022, we announced our observations in the SEISMiC Study that istaroxime rapidly and significantly increased SBP while also improving cardiac function and preserving renal function. We believe that istaroxime has the potential to fulfill an unmet need in early and potentially more severe cardiogenic shock. We further believe that the data from the SEISMiC Study supports continued development in both cardiogenic shock and AHF. In September 2024, we announced positive topline results from our Phase 2b SEISMiC Extension Study, or the SEISMiC Extension, which demonstrated that istaroxime infused intravenously significantly improves cardiac function and blood pressure without increasing heart rate or clinically significant cardiac rhythm disturbances. Additionally, we have initiated a study in more severe SCAI Stage C cardiogenic shock, or the SEISMiC C Study, to evaluate the safety and efficacy of istaroxime in cardiogenic shock patients who are also receiving standard of care rescue therapy for shock. The SEISMiC C Study is expected to enroll up to 100 subjects with SCAI Stage C cardiogenic shock with enrollment anticipated to be completed in Q1 2026. An unblinded review of the data from the first 20 subjects is planned to take place in Q3 2025. Our ability to complete this study with its intended sample size is dependent upon our ability to secure adequate resourcing for the program through financing efforts or business development activities.

Our heart failure cardiovascular portfolio also includes other SERCA2a activators. One family of compounds has the dual mechanism of action that includes inhibition of the sodium-potassium ATPase as well as activation of SERCA2a. The other family of compounds are considered selective SERCA2a activators and are devoid of activity against the sodium-potassium ATPase. This research program is evaluating these preclinical product candidates, including oral and intravenous SERCA2a activator heart failure compounds. These candidates would potentially be developed for both acute decompensated and chronic out-patient heart failure. In addition, our cardiovascular drug product candidates include rostafuroxin, a novel product candidate for the treatment of hypertension in patients with a specific genetic profile. We are pursuing potential licensing arrangements and/or other strategic partnerships and do not intend to advance the development of rostafuroxin without securing such an arrangement or partnership.

Our cardiovascular assets and programs are associated with a regional licensed partnership with Lee’s Pharmaceutical (HK) Ltd., or Lee’s (HK), for the development and commercialization of our product candidate, istaroxime, in Greater China. In addition to istaroxime, the agreement also licenses our preclinical next-generation dual mechanism SERCA2a activators, and rostafuroxin. In addition, we are supporting the efforts of Lee’s (HK) in starting a Phase 3 trial in AHF with istaroxime.

On April 2, 2024, we entered into an Asset Purchase Agreement, or the Asset Purchase Agreement, with Varian Biopharmaceuticals, Inc., or Varian. Pursuant to the Asset Purchase Agreement, we purchased all of the assets of Varian’s business associated with a Licence Agreement, dated as of July 5, 2019, by and between Varian and Cancer Research Technology Limited, or the Licence Agreement, which includes the Licence Agreement, all rights in molecules and compounds subject to the Licence Agreement, know-how and inventory of drug substance, or the Transferred Assets. The Transferred Assets include a novel, potential high-potency, specific, aPKCi inhibitor with possible broad use in oncology as well as certain rare malignant diseases. The asset platform includes two formulations (topical and oral) of an aPKCi inhibitor. We plan to advance investigational new drug, or IND, enabling activities and are in the process of determining the expected clinical development plan for the platform.

Our ability to advance our development programs is dependent upon our ability to secure additional capital in both the near and long-term, through public or private securities offerings; convertible debt financings; and/or potential strategic opportunities, including licensing agreements, drug product development,  marketing collaboration arrangements, pharmaceutical research cooperation arrangements, and/or other similar transactions in geographic markets, including the U.S., and/or through potential grants and other funding commitments from U.S. government agencies, in each case, if available. We have engaged with potential counterparties in various markets and will continue to pursue non-dilutive sources of capital as well as potential private and public securities offerings. There can be no assurance, however, that we will be able to identify and enter into public or private securities offerings on acceptable terms and in amounts sufficient to meet our needs or qualify for non-dilutive funding opportunities under any grant programs sponsored by U.S. government agencies, private foundations, and/or leading academic institutions, or identify and enter into any strategic transactions that will provide the additional capital that we will require. If none of these alternatives is available, or if available and we are unable to raise sufficient capital through such transactions, we potentially could be forced to limit or cease our development activities, as well as modify or cease our operations, either of which would have a material adverse effect on our business, financial condition, and results of operations